Consolidated Statement of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Total revenues	$ 127,641	$ 33,120	$ 21,556
Revenues [Abstract]
Revenue	144,033	163,732	224,579
Revenue-related party pools	16,392	130,612	203,023
Operating Expenses [Abstract]
Voyage expenses	12,127	6,716	2,252
Voyage expenses- related party	5,435	3,293	1,948
Vessel operating costs	49,413	80,860	87,884
Vessel operating costs-related party	3,092	11,946	13,237
Charterhire expense-third party	34,001	21,107	17,224
Vessel depreciation	10,190	48,369	54,224
General and administrative expenses	50,819	17,568	21,901
General and administrative expenses-related party	33,135	8,103	10,072
Loss or writedown on assets held for sale-third party	(24,206)	458,610	36,475
Loss / write down on assets held for sale-related party	1,474	36,803	814
Total operating expenses	175,480	693,375	246,031
Operating loss	(31,447)	(529,643)	(21,452)
Other income (expense) [Abstract]
Interest income	87	210	1,450
Business Combination, Bargain Purchase, Gain Recognized, Amount	57,436	0	0
Investment in 2020 Bulkers, Change in Fair Value	5,382	0	47
Income from equity investment-related party	4,353	(105,384)	116,878
Foreign exchange gain (loss)	1,120	(348)	(115)
Financial expense, net	16,360	36,818	52,154
Total other income (expense)	52,018	(142,340)	66,106
Income (loss) before taxes	20,571	(671,983)	44,654
Income tax expense	344	0	0
Net income (loss)	$ 20,227	$ (671,983)	$ 44,654
Weighted Average Number of Shares Outstanding, Basic	16,096	9,484	6,809
Weighted Average Number of Shares Outstanding, Diluted	16,279	9,484	6,953
Basic loss per share (USD per share)	$ 1.26	$ (70.85)	$ 6.56
Diluted loss per share (USD per share)	$ 1.24	$ (70.85)	$ 6.42